Basis of Preparation and statement of compliance	12 Months Ended
Dec. 31, 2023
Basis of Preparation and statement of compliance
Basis of Preparation and statement of compliance
2.	Basis of Preparation and statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements are presented in United States Dollars ($) since this is the currency in which the majority of the Group’s transactions are denominated, thus the United States Dollar is the Group’s functional and presentation currency.

The consolidated financial statements have been prepared on the historical cost basis, except for derivatives measured at their fair value.

The consolidated financial statements have been prepared on a going concern basis as the directors have, at the time of approving the financial statements, reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future.

The Group’s annual consolidated financial statements were approved and authorized for issue by the Board of Directors on April 29, 2024.